Stock-based Compensation - Additional Information (Detail) - USD ($)			3 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2021	Jan. 31, 2021	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jun. 27, 2019
Stock Restriction Agreements [Member]
Disclosure of Compensation Related Costs Share based Payments. [Line Items]
Cash purchase price									$ 19.67
CIC Restricted Stock [Member]
Disclosure of Compensation Related Costs Share based Payments. [Line Items]
Share based compensation arrangement, Number of additional shares remian available for grant under the plan	419,913		419,913	50,973
Share based compensation arrangement, Number of equity instruments other than options, Granted						1,799,811	1,799,811
Share based compensation arrangement, Grant date fair value based upon common stock value						$ 6.31	$ 6.31
Stock based compensation expense							$ 0
Unrecognized compensation expense related to nonvested shares					$ 17,484,000		11,357,000
Average grant date fair value based on common stock value			$ 13,260	$ 29,400
CIC Restricted stock shares forfeited					182,044
Number of non-vested options outstanding					2,088,653
Restricted Stock [Member] | Stock Restriction Agreements [Member]
Disclosure of Compensation Related Costs Share based Payments. [Line Items]
Stock based compensation expense					$ 4,942,000	$ 2,470,000	3,295,000	$ 1,942,000
Unrecognized compensation expense related to nonvested shares							$ 4,942,000	$ 8,237,000
Subsequent Event [Member] | CIC Restricted Stock [Member] | Non-Voting Common Stock [Member]
Disclosure of Compensation Related Costs Share based Payments. [Line Items]
Share based compensation arrangement, Number of equity instruments other than options, Granted	273,065	146,848
Equity Incentive Plan [Member]
Disclosure of Compensation Related Costs Share based Payments. [Line Items]
Number of shares of common stock may be issued or issuable							2,250,000
Equity Incentive Plan [Member] | Non-Voting Common Stock [Member]
Disclosure of Compensation Related Costs Share based Payments. [Line Items]
Number of shares of common stock may be issued or issuable						2,250,000
Amended Equity Incentive Plan [Member] | Subsequent Event [Member]
Disclosure of Compensation Related Costs Share based Payments. [Line Items]
Number of shares of common stock may be issued or issuable	2,219,724		2,219,724	3,250,000
Share based compensation arrangement, Number of additional shares remian available for grant under the plan				979,303
Amended Equity Incentive Plan [Member] | Subsequent Event [Member] | Non-Voting Common Stock [Member]
Disclosure of Compensation Related Costs Share based Payments. [Line Items]
Number of shares of common stock may be issued or issuable	2,219,724		2,219,724	2,270,697	2,088,653